Shareholder Report, Line Graph (Details) LMF6000_Western Asset Short Duration Municipal Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,132,365	$ 1,094,325	$ 1,055,813	$ 1,069,971	$ 1,083,647	$ 1,068,136	$ 1,029,068	$ 1,012,783	$ 1,001,642	$ 1,000,000	$ 1,184,081
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	1,211,228	1,176,392	1,115,931	1,175,872	1,183,683	1,171,289	1,070,051	1,027,636	1,002,539	1,000,000	$ 1,271,341
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal 3 Year (2-4) Index
Accumulated Value	$ 1,131,992	$ 1,095,698	$ 1,058,105	$ 1,076,229	$ 1,091,639	$ 1,072,271	$ 1,032,949	$ 1,008,024	$ 1,003,500	$ 1,000,000	$ 1,181,520